Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of related party transactions incurred partnership with securities

For the year ended December 31, 2013, the Partnership incurred the following transactions with Securities:

Year Ended December 31, 2013
Underwriting fees earned by Securities	$196,395
Payments by the Partnership to Securities	(185,598)
Balance due to Securities	$10,797

Schedule of related party transactions incurred partnership with underwriting fees

For the year ended December 31, 2013, the Partnership incurred the following underwriting fee transactions:

Year Ended December 31, 2013
Underwriting discount incurred by the Partnership	$540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Total underwriting fees	$743,765

SQN AIF IV, GP LLC [Member]
Schedule of related party transactions incurred partnership with securities

For the year ended December 31, 2013, the Fund incurred the following transactions with Securities:

Year Ended December 31, 2013
Underwriting fees earned by Securities	$196,395
Payments by the Fund to Securities	(185,598)
Balance due to Securities	$10,797

Schedule of related party transactions incurred partnership with underwriting fees

For the year ended December 31, 2013, the Fund incurred the following underwriting fee transactions:

Year Ended December 31, 2013
Underwriting discount incurred by the Fund	$540,160
Underwriting fees earned by Securities	196,395
Fees paid to outside brokers	7,210
Total underwriting fees	$743,765